Income Taxes (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Income Taxes [Abstract]
Disclosure of information about effective income tax expense (recovery) [Table Text Block]
	2022	2021
	$	$
Net loss before tax	(15,270,556)	(11,099,272)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	(4,123,050)	(2,996,803)
Change in deferred tax assets not recognized	3,225,494	2,609,664
Share issuance costs	(1,592,305)	(1,050,315)
Foreign exchange	(162,461)	115,704
Change in estimate	(221,471)	44,284
Tax effect of spinout	(461,450)	-
Non-deductible items and other	3,335,243	1,277,466
Total income tax expense (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2022	2021
	$	$
Tax loss carry forwards	3,596,896	369,890
Exploration and evaluation assets	(3,596,896)	(369,890)
Net deferred tax asset (liability)	-	-

Disclosure of information about unrecognized deductible temporary differences [Table Text Block]
	2022	2021
	$	$
Tax loss carry forwards	17,838,960	9,837,804
Property, plant and equipment	14,653	13,913
Financing costs	2,001,529	3,679,225
Total unrecognized deductible temporary differences	19,855,142	3,898,117

Disclosure of information about non-capital loss carry forwards [Table Text Block]
Expiry
$
2032	1,609,365
2034	39,509
2035	7,865
2036	72
2037	44,719
2038	52,151
2039	285,245
2040	2,620,179
2041	6,645,094
2042	6,534,761
Total	17,838,960